INTANGIBLE ASSETS - Useful Life (Details) - Other	12 Months Ended
Dec. 31, 2022
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Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	4 years
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Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	88 years